Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable
Creditors	$ 16,758	$ 10,614
Brokers	8,598	6,828
Professional and legal fees	1,761	3,620
Total accounts payable	$ 27,117	$ 21,062